Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property and equipment of useful life	5 years
Impairment charges
Single Vendor [Member]
Concentration risk percentage	5.00%	20.70%
Outstanding Options [Member]
Antidilutive securities	2,478,974	1,456,064
Outstanding Warrants [Member]
Antidilutive securities	940,412	1,895,761